Accruals and Other Liabilities - Summary of Accruals and Other Current Liabilities (Parenthetical) (Detail) - Kunpeng Kenchuang LLP [Member] - CNY (¥) ¥ in Thousands	Oct. 24, 2019	Oct. 22, 2019	Sep. 19, 2019
Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest			¥ 98,000
Payment to acquire limited partnership interests		¥ 98,000
Percentage of non controlling interest in limited partnership firm			24.50%
Shenzhen Antuo Hengyuan Fund management Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest			¥ 10
Payment to acquire limited partnership interests	¥ 10
Percentage of non controlling interest in limited partnership firm			0.0025%